Share-Based Compensation (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 21, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized to be granted		1,331,500
Option valuation method used		Black-Scholes option-pricing model
Share-based compensation expense		$ 263	$ 249
Stock options cancelled		125,004	36
Real Goods Solar 2018 Long-Term Incentive Plan ("2018 Incentive Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized to be granted	1,300,000
Number of shares granted expired	10 years
Option valuation method used	Fair-value-based method
Contractual term	7 years
Option vesting percentage	8.30%
Real Goods Solar 2018 Long-Term Incentive Plan ("2018 Incentive Plan") | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized to be granted			52,536
Number of shares granted expired			7 years